Impaired Loans Where Bank is Probable that it will not Collect all Amounts due According to Original Contractual Terms of Loans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	₨ 39,324.8		₨ 29,686.5	$ 631.1
Unpaid principal balance	39,324.8		29,686.5	631.1
Related specific allowance	24,709.0		20,649.2	396.5
Average recorded investments	34,505.8	$ 553.8	25,409.5
Finance receivable on non-accrual status	36,893.6		29,414.7	$ 592.1
Retail Loans | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	2,718.7		1,845.2
Unpaid principal balance	2,718.7		1,845.2
Related specific allowance	1,226.0		796.1
Average recorded investments	2,282.0		1,542.0
Finance receivable on non-accrual status	2,718.7		1,845.2
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	2,648.4		1,984.4
Unpaid principal balance	2,648.4		1,984.4
Related specific allowance	1,634.0		1,267.3
Average recorded investments	2,316.4		1,767.5
Finance receivable on non-accrual status	2,648.4		1,984.4
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	10,012.5		7,104.6
Unpaid principal balance	10,012.5		7,104.6
Related specific allowance	7,105.6		5,598.1
Average recorded investments	8,558.6		6,447.4
Finance receivable on non-accrual status	9,723.4		6,978.2
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	5,559.4		6,207.8
Unpaid principal balance	5,559.4		6,207.8
Related specific allowance	3,630.6		3,472.9
Average recorded investments	5,883.6		4,932.9
Finance receivable on non-accrual status	5,559.4		6,207.8
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	242.7		205.8
Unpaid principal balance	242.7		205.8
Related specific allowance	127.4		116.7
Average recorded investments	224.3		236.9
Finance receivable on non-accrual status	242.7		205.8
Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	4,653.5		3,580.5
Unpaid principal balance	4,653.5		3,580.5
Related specific allowance	2,901.6		2,082.0
Average recorded investments	4,117.0		2,827.2
Finance receivable on non-accrual status	4,653.5		3,580.5
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	13,489.6		8,758.2
Unpaid principal balance	13,489.6		8,758.2
Related specific allowance	8,083.8		7,316.1
Average recorded investments	11,123.9		7,655.6
Finance receivable on non-accrual status	₨ 11,347.5		₨ 8,612.8